Employee Salaries and Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Salaries And Employee Benefits [Abstract]
Summary of Employee Salaries and Benefit Expenses

33. EMPLOYEE SALARIES AND BENEFIT EXPENSES

For the years ended December 31,	2021	2020	2019
Salaries, Bonuses and Other Short-Term Employee Benefits	1,327	605	567
Post-Employment Benefits	89	33	29
Stock-Based Compensation (Note 32)	159	49	67
Other Incentive Benefits	201	(4)	31
Termination Benefits	180	9	6
	1,956	692	700